Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB		US$
	(in thousands)
Amounts shown in Consolidated Balance Sheets:
Cash and cash equivalents	4,236,501	2,801,299	4,996,353		703,722
Restricted cash	95,055	14,175	131,794		18,563
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	4,331,556	2,815,474	5,128,147	—	722,285

Schedule of Estimated Useful Life of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Life of Intangible Assets	The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Technologies	5 years
Trademarks	3-15 years
Customer relationship	5 years
Websites	4 years
Domain names	4-10 years
Database	5 years
Licensing agreements	1.75 years
Insurance brokerage license	4 years

Lease, Cost

Lease cost recognized in the Company’s consolidated statements of comprehensive income is summarized as follows:

		Year ended December 31,
		2021	2022	2023
	Classification	RMB	RMB	RMB	US$
		(in thousands)
Operating lease cost		131,529	128,081	119,484	16,829
	Cost of revenues	28,798	21,695	15,193	2,140
	Operating expenses	102,731	106,386	104,291	14,689
Cost of other leases with terms less than one year		99,923	87,603	91,815	12,932
	Cost of revenues	88,567	79,274	82,975	11,687
	Operating expenses	11,356	8,329	8,840	1,245

Lessee, Operating Lease, Liability, Maturity

Maturities of operating lease liabilities as of December 31, 2023 are as follows:

	Amounts
	RMB	US$
	(in thousands)
2024	111,367	15,686
2025	75,179	10,589
2026	20,556	2,895
2027	1,241	175
Total lease payments	208,343	29,345
Less imputed interest	(12,203)	(1,719)
Total	196,140	27,626

Schedule of Operating Lease in its Unaudited Consolidated Balance Sheet

	As of December 31,
	2022	2023
	RMB	RMB	US$
	(in thousands)
Operating lease ROU assets	115,118	199,305	28,072
Operating lease liabilities, current portion	59,798	106,953	15,064
Operating lease liabilities, non-current portion	50,591	89,187	12,562